Convertible Note Payable (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible Note Payable
Face amount of Note		$ 36,500
Original issue discount	$ (534)	(534)
Debt discount		(1,901)
Convertible note payable, net of debt discount		$ 34,065